Loans and financing (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about loans and financing [line items]
Summary of Loans and Financing

		Contractual	Effective
	Currency	interest rate - %	interest rate - %	Maturity		12.31.2021	12.31.2020
Other currencies:
Guaranteed Notes	US$	5.05% to 6.95% p.a.	5.05% to 7.42% p.a.	2028	(i)	3,283.5	3,289.0
		2.41% to 4.87% p.a.	2.43% to 4.87% p.a.	2030		197.1	225.2
Working capital		Libor 1M + 1.30% p.a.	Libor 1M + 1.30% p.a.	2023	(ii)	50.2	96.0
	US$	Libor 3M + 4.50% p.a.	Libor 3M + 4.50% p.a.	2021		—	94.1
		0.00%	0.00%	2021		—	14.1
		Libor 6M + 2.60% p.a.	Libor 6M + 2.60% p.a.	2027		100.8	100.8
	Euro	Euribor 12 M + 1.31% p.a. to 0% p.a.	Euribor 12 M + 1.31% p.a. to 0% p.a.	2027		26.1	22.3
Export financing	US$	Libor 3 M and 6 M +1.76% p.a. to 5.13% p.a.	Libor 3 M and 6 M +1.76% p.a. to 5.13% p.a.	2024	(ii)	313.2	472.1
Property. plant and equipment	US$	SIFMA Libor 1M + 2.44 % p.a.	SIFMA Libor 1M + 2.44% p.a.	2037		37.7	50.9

						4,008.6	4,364.5

In local currency:
Working capital		CDI + 0.42% p.a.	CDI + 0.42% p.a.	2021		—	0.6
	R$	7.96% a 17.32% aa	7.96% a 17.32% p.a.	2021		—	2.4
		IPCA + 0.89% p.a. 2.9792% p.a.	IPCA + 0.89% p.a. 2.9792% p.a.	2021		—	0.8
	R$	CDI + 2.60 % p.a.	CDI + 2.60% p.a.	2026		3.6	—
Project development		3.5 % p.a.	3.5% p.a.	2023		14.1	24.5
	R$	IPCA + 5.92 % p.a.	IPCA + 5.92% p.a.	2027		0.6	0.6
Guaranteed Notes		IPCA + 10.00 % p.a.	IPCA + 10.00% p.a.	2021		—	2.1
Export financing		CDI + 3.60 % p.a.	CDI + 3.60% p.a.	2021		—	52.5

						18.3	83.5

Total						4,026.9	4,448.0

Current portion						574.2	375.5
Non-current portion						3,452.7	4,072.5

(i)	Issuance of Bonds:
Between August
and September 2013, through its subsidiary Embraer Overseas Limited, Embraer made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017, the exchange offer resulted in US$ 146.4 of the aggregate principal of existing notes and US$ 337.2 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, considering the effects of the exchange price on the negotiations and the total New

Notes issued closed at approximately US$ 540.5 in principal at a rate of 5.696% p.a., maturing on September 16, 2023. In September
2020, US$ 82.3 in principal was repurchased by the Company as part of tender offer, with the remaining US$ 458.2 in principal available
in the market with unchanged conditions. The principal repurchased was extinct and derecognized as loans and financing as of
December 31, 2020. The operations are fully and unconditionally guaranteed by the Company.
On June
 15, 2012, Embraer raised funds by issuing guaranteed notes, maturing on June 15, 2022, through an overseas offer of

US$ 500.0
at a rate of 5.15% p.a. In September 2020, US$ 167.7 in principal were repurchased by the Company as part of tender offer, with the remaining US$ 332.3 in principal available in the market with unchanged conditions. The principal repurchased was extinct and derecognized as loans and financing as of December 31, 2020.
In
June 2015, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations,

issued US$ 1,000.0 in guaranteed notes at 5.05% p.a., due on June 15, 2025. This operation is fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations.
In February
2017, Embraer Netherlands Finance B.V., Embraer subsidiary, issued an offering of US$ 750.0 with a nominal interest rate of
5.40%

p.a. maturing February 1, 2027. The operations are fully and unconditionally guaranteed by the Company. Embraer Netherlands
Finance B.V. is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations.
I
n September 2020, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 750.0 in notes at 6.95% p.a., due on January 17, 2028. This operation is fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations.
(ii)
In 2020, the Company finalized the terms of working capital and export financing agreements in an aggregate principal amount of up to US$

615.0, with a term of up to four years. The amount of US$ 300.0 is financed by the Brazilian National Bank for Economic and Social
Development (
Banco Nacional de Desenvolvimento Econômico e Social
– BNDES), which agreement was signed on June 26, 2020,

and the remaining of US$ 315.0 is financed by private and public banks (Banco do Brasil, Bradesco, Morgan Stanley, Natixis and Santander).

Summary of Maturities of Long term Financing Agreements
On December 31, 2021, 2020 and 2019, the changes in loans and financing were as follows:

	12.31.2021	12.31.2020	12.31.2019
Opening balance	4,448.0	91.0	3,647.6
Principal addition	60.4	2,093.1	400.5
Interest addition	200.2	197.2	186.3
Principal payment	(478.2)	(1,061.8)	(645.9)
Interest payment	(207.4)	(173.2)	(188.1)
Foreign exchange	18.0	(6.5)	(8.2)
Liabilities held for sale	—	3,301.2	(3,301.2)
Business Combination	—	7.0	—
Transfer	(14.1)	—	—

Total	4,026.9	4,448.0	91.0

As of December 31, 2021, the maturity schedules of the long-term financing were:

Year
2023	490.9
2024	316.2
2025	1,005.1
Thereafter 2025	1,640.5

3,452.7

Disclosure Of Detailed Information About lease liabilities Explanatory [Table Text Block]
On

December 31, 2021, 2020 and 2019, the changes in lease liabilities were as follows:

	12.31.2021	12.31.2020	12.31.2019

Opening balance	64.7	38.6	57.6

Additions	14.4	27.8	18.1
Additions - business combination	—	1.6	—
Disposals	(1.7)	(3.8)	(17.3)
Interest expense	3.0	2.8	6.0
Payments	(10.4)	(9.0)	(11.8)
Assets and liabilities held for sale	—	9.4	(9.4)
Translation adjustments	(6.2)	(2.7)	(4.6)

Total	63.8	64.7	38.6

Current portion	11.5	11.4	5.0
Non-current portion	52.3	53.3	33.6